Patents and other intangibles (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) patent	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 889,820
Charge	(141,769)	$ (181,991)	$ (163,147)
Ending balance	$ 875,186	889,820
Number of patents | patent	6
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 674,336
Ending balance	706,748	674,336
Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	215,484
Ending balance	168,438	215,484
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,531,504	1,373,897
Additions during the period	127,135	157,607
Ending balance	1,658,639	1,531,504	1,373,897
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,147,998	990,391
Additions during the period	127,135	157,607
Ending balance	1,275,133	1,147,998	990,391
Cost | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	383,506	383,506
Additions during the period	0	0
Ending balance	383,506	383,506	383,506
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(641,684)	(459,693)
Charge	(141,769)	(181,991)
Ending balance	(783,453)	(641,684)	(459,693)
Accumulated depreciation | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(473,662)	(375,288)
Charge	(94,723)	(98,374)
Ending balance	(568,385)	(473,662)	(375,288)
Accumulated depreciation | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(168,022)	(84,405)
Charge	(47,046)	(83,617)
Ending balance	$ (215,068)	$ (168,022)	$ (84,405)